COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Total commitments contracted	$ 74	$ 104